UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [X]: Amendment Number : HR/A
This amendment (Check only one.):[X] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing This Report:

Name:               First National Bank of Hutchinson
                    First Wealth Management Department
Address:            PO Box 913
                    Hutchinson, KS 67504-0913
13F File Number:    028-11018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Ryan Campbell
Title:              Vice President & Manager Trust Operations
Phone:              620-694-2259
Signature,          Place,              and Date of Signing:
Ryan Campbell       Hutchinson, KS      November 10, 2011
Report Type (Check only one.):
                              [X]  13F HOLDINGS REPORT
                              [ ]  13F NOTICE
                              [ ]  13F COMBINATION REPORT

                      FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 40
Form 13F Information Table Value Total: $106,762


List of Other Included Managers: NONE

FORM 13F INFORMATION TABLE

                                                                   VALUE    SHARES/ SH/ PUT/ INVSTMT OTHER    VOTING AUTHORITY
NAME OF ISSUER                            TITLE OF CLASS    CUSIP ($1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                         COM            002824100     255     4998  SH      Sole               4998      0      0
Bank of America Corp                        COM            060505104     190    31052  SH      Sole              31052      0      0
Barrick Gold Corp                           COM            067901108     248     5330  SH      Other              5330      0      0
Consumer Discretionary Select Sector SPDR   SBI CONS DISCR 81369Y407     897    25756  SH      Sole              25756      0      0
Consumer Staples Select Sector SPDR         SBI CONS STPLS 81369Y308    1682    56712  SH      Sole              56712      0      0
Energy Select Sector SPDR                   SBI INT-ENERGY 81369Y506    1595    27277  SH      Sole              27277      0      0
Exxon Mobil Corp                            COM            30231G102     116     1600  SH      Other              1600      0      0
Exxon Mobil Corp                            COM            30231G102    1034    14240  SH      Sole              14240      0      0
Financial Select Sector SPDR                SBI INT-FINL   81369Y605    1176    99644  SH      Sole              99644      0      0
Health Care Select Sector SPDR              SBI HEALTHCARE 81369Y209    1598    50386  SH      Sole              50386      0      0
Industrial Select Sector SPDR               SBI INT-INDS   81369Y704    1385    47421  SH      Sole              47421      0      0
International Business Machines Corp        COM            459200101      24      142  SH      Other               142      0      0
International Business Machines Corp        COM            459200101     223     1280  SH      Sole               1280      0      0
iShares Barclays 1-3 Year Credit Bond       BARCLYS 1-3YR  464288646     135     1307  SH      Other              1295      0      0
iShares Barclays 1-3 Year Credit Bond       BARCLYS 1-3YR  464288646    3892    37433  SH      Sole              37433      0      0
iShares Invest Grade Corp Bond              IBOXX INV CPBD 464287242     366     3265  SH      Other              3175      0      0
iShares Invest Grade Corp Bond              IBOXX INV CPBD 464287242   13712   122096  SH      Sole             122096      0      0
iShares MSCI EAFE Index Fund                MSCI EAFE INDE 464287465    1187    24861  SH      Other             11292      0      0
iShares MSCI EAFE Index Fund                MSCI EAFE INDE 464287465   12119   253660  SH      Sole             252560      0   1100
iShares S&P 500 Index Fund                  S&P 500 INDEX  464287200    2134    18771  SH      Other              8362      0      0
iShares S&P 500 Index Fund                  S&P 500 INDEX  464287200   17037   149855  SH      Sole             149007      0    848
iShares S&P MidCap 400 Index Fund           S&P MIDCAP 400 464287507     835    10710  SH      Other              4788      0      0
iShares S&P MidCap 400 Index Fund           S&P MIDCAP 400 464287507    7094    90968  SH      Sole              90490      0    478
iShares S&P SmallCap 600 Index Fund         S&P SMLCAP 600 464287804     839    14347  SH      Other              6410      0      0
iShares S&P SmallCap 600 Index Fund         S&P SMLCAP 600 464287804    7146   122075  SH      Sole             121430      0    645
Johnson & Johnson                           COM            478160104      31      500  SH      Other               500      0      0
Johnson & Johnson                           COM            478160104     236     3706  SH      Sole               3706      0      0
Kroger (The) Co                             COM            501044101    1249    56899  SH      Other             56899      0      0
Kroger (The) Co                             COM            501044101    7469   340160  SH      Sole             340160      0      0
Materials Select Sector SPDR                SBI MATERIALS  81369Y100     374    12772  SH      Sole              12772      0      0
McDonalds Corp                              COM            580135101     344     3923  SH      Sole               3923      0      0
Technology Select Sector SPDR               SBI INT-TECH   81369Y803    2680   113574  SH      Sole             113574      0      0
Utilities Select Sector SPDR                SBI INT-UTILS  81369Y886      26      800  SH      Other               800      0      0
Utilities Select Sector SPDR                SBI INT-UTILS  81369Y886     474    14116  SH      Sole              14116      0      0
Vangard REIT ETF                            REIT ETF       922908553     252     4955  SH      Sole               4955      0      0
Vanguard MSCI Emerging Markets ETF          EMR MKT ETF    922042858     748    20896  SH      Other              9276      0      0
Vanguard MSCI Emerging Markets ETF          EMR MKT ETF    922042858    7136   199180  SH      Sole             198254      0    926
Wal-Mart Stores Inc                         COM            931142103     306     5912  SH      Sole               5912      0      0
Wells Fargo & Co New                        COM            949746101     127     5300  SH      Other              5300      0      0
Wells Fargo & Co New                        COM            949746101      88     3688  SH      Sole               3688      0      0